Organization and Business Description (Details Narrative)							12 Months Ended
		Apr. 24, 2024 USD ($) $ / shares	Apr. 24, 2024 HKD ($)	Apr. 22, 2024 USD ($) shares	Apr. 22, 2024 HKD ($) shares	Jun. 15, 2022 shares	Dec. 31, 2024 shares	Apr. 24, 2024 HKD ($)
Stock issued during period shares, new issues | shares						50,000	11,585,000
Payments for Commissions | $		$ 1,234,108
Legal Fees | $			$ 9,626,043
Deferred Offering Costs		$ 576,643						$ 4,497,815
IPO [Member]
Stock issued during period shares, new issues | shares				1,666,667	1,666,667
Sale of Stock, Price Per Share | $ / shares		$ 4.50
Proceeds from Issuance Initial Public Offering		$ 5,689,251		$ 5,689,251	$ 44,376,168
Payments for Underwriting Expense | $			$ 44,376,168
Common Stock [Member]
Stock issued during period shares, new issues | shares	[1]						1,666,667

[1]	Giving retroactive effect to the 1 for 231.7 share split effected on August 11, 2023.